Condensed Statements of Changes in Shareholders' Deficit (Parentheticals) - shares		3 Months Ended	12 Months Ended
	Dec. 29, 2025	Mar. 31, 2025	Dec. 31, 2025
Stock Issued During Period, Shares, New Issues	100
Archimedes Tech SPAC Partners II Co
Stock Issued During Period, Shares, New Issues		8,400,000	8,400,000